Accumulated Other Comprehensive Income/(Losses)	12 Months Ended
Dec. 28, 2019
Equity [Abstract]
Accumulated Other Comprehensive Income/(Losses)	Accumulated Other Comprehensive Income/(Losses)
The components of, and changes in, accumulated other comprehensive income/(losses), net of tax, were as follows (in millions):

	Foreign Currency Translation Adjustments	Net Postemployment Benefit Plan Adjustments	Net Cash Flow Hedge Adjustments	Total
Balance as of December 31, 2016	$(2,413)	$772	$12	$(1,629)
Foreign currency translation adjustments	1,179	—	—	1,179
Net deferred gains/(losses) on net investment hedges	(353)	—	—	(353)
Net deferred gains/(losses) on cash flow hedges	—	—	(113)	(113)
Net deferred losses/(gains) on cash flow hedges reclassified to net income/(loss)	—	—	85	85
Net postemployment benefit gains/(losses) arising during the period	—	86	—	86
Net postemployment benefit losses/(gains) reclassified to net income/(loss)	—	(309)	—	(309)
Total other comprehensive income/(loss)	826	(223)	(28)	575
Balance as of December 30, 2017	(1,587)	549	(16)	(1,054)
Foreign currency translation adjustments	(1,173)	—	—	(1,173)
Net deferred gains/(losses) on net investment hedges	284	—	—	284
Amounts excluded from the effectiveness assessment of net investment hedges	7	—	—	7
Net deferred losses/(gains) on net investment hedges reclassified to net income/(loss)	(7)	—	—	(7)
Net deferred gains/(losses) on cash flow hedges	—	—	99	99
Amounts excluded from the effectiveness assessment of cash flow hedges	—	—	2	2
Net deferred losses/(gains) on cash flow hedges reclassified to net income/(loss)	—	—	(44)	(44)
Net postemployment benefit gains/(losses) arising during the period	—	61	—	61
Net postemployment benefit losses/(gains) reclassified to net income/(loss)	—	(118)	—	(118)
Total other comprehensive income/(loss)	(889)	(57)	57	(889)
Balance as of December 29, 2018	(2,476)	492	41	(1,943)
Foreign currency translation adjustments	239	—	—	239
Net deferred gains/(losses) on net investment hedges	1	—	—	1
Amounts excluded from the effectiveness assessment of net investment hedges	22	—	—	22
Net deferred losses/(gains) on net investment hedges reclassified to net income/(loss)	(16)	—	—	(16)
Net deferred gains/(losses) on cash flow hedges	—	—	(10)	(10)
Amounts excluded from the effectiveness assessment of cash flow hedges	—	—	29	29
Net deferred losses/(gains) on cash flow hedges reclassified to net income/(loss)	—	—	(41)	(41)
Net postemployment benefit gains/(losses) arising during the period	—	(69)	—	(69)
Net postemployment benefit losses/(gains) reclassified to net income/(loss)	—	(234)	—	(234)
Cumulative effect of accounting standards adopted in the period(a)	—	114	22	136
Total other comprehensive income/(loss)	246	(189)	—	57
Balance at December 28, 2019	$(2,230)	$303	$41	$(1,886)
(a)    In the first quarter of 2019, we adopted ASU 2018-02 related to reclassifying tax effects stranded in accumulated other comprehensive income/(losses). See Note 3, New Accounting Standards, for additional information.
Reclassification of net postemployment benefit losses/(gains) included amounts reclassified to net income and amounts reclassified into inventory (consistent with our capitalization policy).
The gross amount and related tax benefit/(expense) recorded in, and associated with, each component of other comprehensive income/(loss) were as follows (in millions):

	December 28, 2019			December 29, 2018			December 30, 2017
	Before Tax Amount	Tax	Net of Tax Amount	Before Tax Amount	Tax	Net of Tax Amount	Before Tax Amount	Tax	Net of Tax Amount
Foreign currency translation adjustments	$239	$—	$239	$(1,173)	$—	$(1,173)	$1,179	$—	$1,179
Net deferred gains/(losses) on net investment hedges	(2)	3	1	377	(93)	284	(632)	279	(353)
Amounts excluded from the effectiveness assessment of net investment hedges	29	(7)	22	10	(3)	7	—	—	—
Net deferred losses/(gains) on net investment hedges reclassified to net income/(loss)	(23)	7	(16)	(10)	3	(7)	—	—	—
Net deferred gains/(losses) on cash flow hedges	(16)	6	(10)	116	(17)	99	(123)	10	(113)
Amounts excluded from the effectiveness assessment of cash flow hedges	30	(1)	29	2	—	2	—	—	—
Net deferred losses/(gains) on cash flow hedges reclassified to net income/(loss)	(48)	7	(41)	(45)	1	(44)	85	—	85
Net actuarial gains/(losses) arising during the period	(65)	(5)	(70)	74	(16)	58	116	(47)	69
Prior service credits/(costs) arising during the period	1	—	1	6	(3)	3	25	(8)	17
Net postemployment benefit losses/(gains) reclassified to net income/(loss)	(312)	78	(234)	(156)	38	(118)	(502)	193	(309)
The amounts reclassified from accumulated other comprehensive income/(losses) were as follows (in millions):

Accumulated Other Comprehensive Income/(Losses) Component	Reclassified from Accumulated Other Comprehensive Income/(Losses) to Net Income/(Loss)			Affected Line Item in the Statements of Income
	December 28, 2019	December 29, 2018	December 30, 2017
Losses/(gains) on net investment hedges:
Foreign exchange contracts(a)	$6	$—	$—	Other expense/(income)
Foreign exchange contracts(b)	1	3	—	Interest expense
Cross-currency contracts(b)	(30)	(13)	—	Interest expense
Losses/(gains) on cash flow hedges:
Foreign exchange contracts(c)	(23)	4	—	Cost of products sold
Foreign exchange contracts(c)	22	(59)	81	Other expense/(income)
Cross-currency contracts(b)	(51)	6	—	Other expense/(income)
Interest rate contracts(d)	4	4	4	Interest expense
Losses/(gains) on hedges before income taxes	(71)	(55)	85
Losses/(gains) on hedges, income taxes	14	4	—
Losses/(gains) on hedges	$(57)	$(51)	$85

Losses/(gains) on postemployment benefits:
Amortization of unrecognized losses/(gains)(e)	$(7)	$2	$1
Amortization of prior service costs/(credits)(e)	(306)	(311)	(328)
Settlement and curtailment losses/(gains)(e)	—	153	(175)
Other losses/(gains) on postemployment benefits	1	—	—
Losses/(gains) on postemployment benefits before income taxes	(312)	(156)	(502)
Losses/(gains) on postemployment benefits, income taxes	78	38	193
Losses/(gains) on postemployment benefits	$(234)	$(118)	$(309)
(a)    Represents the reclassification of hedge losses/(gains) resulting from the complete or substantially complete liquidation of our investment in the underlying foreign operations.
(b)    Represents recognition of the excluded component in net income/(loss).
(c)    Includes amortization of the excluded component and the effective portion of the related hedges.
(d)    Represents amortization of realized hedge losses that were deferred into accumulated other comprehensive income/(losses) through the maturity of the related long-term debt instruments.
(e)     These components are included in the computation of net periodic postemployment benefit costs. See Note 12, Postemployment Benefits, for additional information.
In this note we have excluded activity and balances related to noncontrolling interest due to its insignificance. This activity was primarily related to foreign currency translation adjustments.